Share capital - Other information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Apr. 25, 2017
Disclosure of classes of share capital [line items]
Authorization period	5 years
Ordinary Shares
Disclosure of classes of share capital [line items]
Authorized capital, approved		€ 82,561,800
Authorized capital, used	€ 22,703,700
Authorized capital, remaining available.	€ 59,858,100